FINANCIAL AND CAPITAL RISK MANAGEMENT - Valuation Inputs (Details) - Net Assets Method - Significant unobservable inputs (Level 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Of Assets
Equity investments in Size Industry Investment Fund	¥ 5,000,000	¥ 5,000,000
Chinalco Innovative Development Investment Company Limited
Fair Value Measurement Of Assets
Equity investments in Size Industry Investment Fund	¥ 350,911